Commitments and Contingencies - Future Minimum Rental Commitments Under All Capital and Operating Leases (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Capital Leases:
2015	$ 9
2016	0
2017	0
2018	0
2019	0
Thereafter	0
Total minimum lease payments	9
Less amounts representing interest	(1)
Present value of future minimum lease payments	8
Operating Leases:
2015	14,019	[1]
2016	11,177	[1]
2017	8,177	[1]
2018	3,995	[1]
2019	2,261
Thereafter	2,815
Total minimum lease payments	42,444
Discontinued Operations
Operating Leases:
2015	2,800	[1]
2016	2,100	[1]
2017	1,600	[1]
2018	$ 400	[1]

[1]	Includes $2.8 million, $2.1 million, $1.6 million and $0.4 million for 2015, 2016, 2017 and 2018, respectively, related to discontinued operations.